Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Net Loss Per Share

12. Net Loss Per Share Attributable to Common Stockholders

Potentially dilutive securities (upon conversion) that were not included in the diluted per share calculations because they would have been anti-dilutive were 33 and 80 as of June 30, 2026 and June 30, 2025, respectively.

14. Net Loss Per Share

The following table presents the calculation of basic and diluted earnings/(net loss) per share (in thousands, except share amounts and per share data):

	For the years ended December 31,
	2025	2024
Numerator:
Net loss – basic and diluted	$(39,224)	$(17,802)
Denominator:
Weighted average shares used in computing net loss per share - diluted	3,330	29
Net loss per share, basic and diluted	$(11,779.12)	$(612,360.21)

Potentially dilutive securities (upon conversion) that were not included in the diluted per share calculations because they would have been anti-dilutive were as follows:

	December 31, 2025	December 31, 2024
Public warrants	5	5
A.G.P. Warrants	1	1
Convertible Promissory Notes Payable	-	1
Stock Options	2	2
August 2024 Nirland Note	-	22
A.G.P. Convertible Note	5	19
March 2024 Warrants	1	1
April 2024 Warrants	1	1
A.G.P. 2024 Warrants	1	1
Antidilutive Securities	16	53

For the year ended December 31, 2025, 14,743 shares of the Pre-Funded Warrants were included in the denominator of both the basic and diluted net loss per share calculation because the Pre-Funded Warrants are exercisable for nominal cash consideration and considered outstanding for the purposes of net loss per share.